ACQUISITIONS (Summary of Pro Forma Adjustments) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
ACQUISITIONS [Abstract]
Revenues	$ 24,526	$ 16,050
Net loss	$ (903)	$ (6,144)
Basic and diluted loss per share	$ (0.06)	$ (0.41)